EMPLOYEE BENEFIT PLANS INCLUDING SHARE-BASED PAYMENT PLANS - DOLLAR THRIFTY (Details 2) (Dollar Thrifty Automotive Group Inc., USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Dollar Thrifty Automotive Group Inc.
Deferred Compensation and Retirement Plans
Percentage of executives' current annual base compensation received as contribution by key executive			15.00%
Expense related to plans for contributions made by the Company	$ 0.9	$ 0.8	$ 0.8
Balance in the deferred compensation and retirement plans which is reflected in accrued liabilities	$ 5.8	$ 3.9